Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2017
Statement of changes in equity [abstract]
Disclosure of share capital

	Number of shares	Share capital and share premium
At January 1, 2015	122,382	1,116,617
Employee share options exercised (Note 23) (1)	—	1,786
Restricted shares and units vested (Note 23)	—	3,103
Purchase of own shares	—	(259)
At December 31,2015	122,382	1,121,247
Employee share options exercised (Note 23) (1)	—	438
Restricted shares and units vested (Note 23)	—	3,225
Purchase of own shares	—	(4,087)
At December 31,2016	122,382	1,120,823
Employee share options exercised (Note 23) (1)	—	50
Restricted shares units vested (Note 23)	—	4,149
Purchase of own shares	—	(32,515)
At December 31,2017	122,382	1,092,507

(1)	Treasury shares were used to settle these options and units.